Loans and advances to customers - Internal rating (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Credit risk
Financial assets	$ 1,743,889	$ 1,616,873
Maximum Exposure to Credit Risk	672,971	1,530,693
Internal credit grades
Credit risk
Maximum Exposure to Credit Risk	501,900	461,960
Internal credit grades | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	314,339	295,243
Internal credit grades | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	398,923	380,506
Internal credit grades | Public sector loans | Gross carrying amount
Credit risk
Financial assets	84,584	85,263
Internal credit grades | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	102,977	81,454
Internal credit grades | Guarantees
Credit risk
Guarantees and loan commitments	75,318	56,923
Internal credit grades | Loans commitments
Credit risk
Guarantees and loan commitments	27,659	24,531
Rating category, 9.3
Credit risk
Maximum Exposure to Credit Risk	493	518
Rating category, 9.3 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	493	518
Rating category, 9.3 | Guarantees
Credit risk
Guarantees and loan commitments	493	518
Rating category, 8.5
Credit risk
Maximum Exposure to Credit Risk	2,776	2,941
Rating category, 8.5 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	2,776	2,941
Rating category, 8.5 | Guarantees
Credit risk
Guarantees and loan commitments	2,738	2,940
Rating category, 8.5 | Loans commitments
Credit risk
Guarantees and loan commitments	38	1
Rating category, 8.0
Credit risk
Maximum Exposure to Credit Risk	17,763	15,531
Rating category, 8.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	17
Rating category, 8.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	17
Rating category, 8.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	17,746	15,531
Rating category, 8.0 | Guarantees
Credit risk
Guarantees and loan commitments	16,668	14,668
Rating category, 8.0 | Loans commitments
Credit risk
Guarantees and loan commitments	1,078	863
Rating category, 7.5
Credit risk
Maximum Exposure to Credit Risk	22,102	5,330
Rating category, 7.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	8,898	1,623
Rating category, 7.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	8,898	1,623
Rating category, 7.5 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	13,204	3,707
Rating category, 7.5 | Guarantees
Credit risk
Guarantees and loan commitments	12,789	3,521
Rating category, 7.5 | Loans commitments
Credit risk
Guarantees and loan commitments	415	186
Rating category, 7.0
Credit risk
Maximum Exposure to Credit Risk	72,098	28,757
Rating category, 7.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	46,807	11,593
Rating category, 7.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	60,802	20,662
Rating category, 7.0 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	13,995	9,069
Rating category, 7.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	11,296	8,095
Rating category, 7.0 | Guarantees
Credit risk
Guarantees and loan commitments	10,067	8,066
Rating category, 7.0 | Loans commitments
Credit risk
Guarantees and loan commitments	1,229	29
Rating category, 6.5
Credit risk
Maximum Exposure to Credit Risk	86,238	66,889
Rating category, 6.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	42,193	31,990
Rating category, 6.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	60,688	52,902
Rating category, 6.5 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	18,495	20,912
Rating category, 6.5 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	25,550	13,987
Rating category, 6.5 | Guarantees
Credit risk
Guarantees and loan commitments	16,796	13,690
Rating category, 6.5 | Loans commitments
Credit risk
Guarantees and loan commitments	8,754	297
Rating category, 6.0
Credit risk
Maximum Exposure to Credit Risk	68,198	55,484
Rating category, 6.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	44,885	39,440
Rating category, 6.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	54,181	44,317
Rating category, 6.0 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	9,296	4,877
Rating category, 6.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	14,017	11,167
Rating category, 6.0 | Guarantees
Credit risk
Guarantees and loan commitments	6,529	7,372
Rating category, 6.0 | Loans commitments
Credit risk
Guarantees and loan commitments	7,488	3,795
Rating category, 5.5
Credit risk
Maximum Exposure to Credit Risk	79,706	93,425
Rating category, 5.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	69,468	72,625
Rating category, 5.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	73,141	80,225
Rating category, 5.5 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	3,673	7,600
Rating category, 5.5 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	6,565	13,200
Rating category, 5.5 | Guarantees
Credit risk
Guarantees and loan commitments	3,046	2,621
Rating category, 5.5 | Loans commitments
Credit risk
Guarantees and loan commitments	3,519	10,579
Rating category, 5.0
Credit risk
Maximum Exposure to Credit Risk	85,452	125,753
Rating category, 5.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	48,240	79,781
Rating category, 5.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	82,591	117,657
Rating category, 5.0 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	34,351	37,876
Rating category, 5.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	2,861	8,096
Rating category, 5.0 | Guarantees
Credit risk
Guarantees and loan commitments	1,194	1,744
Rating category, 5.0 | Loans commitments
Credit risk
Guarantees and loan commitments	1,667	6,352
Rating category, 4.5
Credit risk
Maximum Exposure to Credit Risk	26,701	30,976
Rating category, 4.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	19,490	25,216
Rating category, 4.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	21,251	30,078
Rating category, 4.5 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	1,761	4,862
Rating category, 4.5 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	5,450	898
Rating category, 4.5 | Guarantees
Credit risk
Guarantees and loan commitments	4,020	72
Rating category, 4.5 | Loans commitments
Credit risk
Guarantees and loan commitments	1,430	826
Rating category, 4.0
Credit risk
Maximum Exposure to Credit Risk	10,754	9,815
Rating category, 4.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	7,577	8,934
Rating category, 4.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	10,590	8,934
Rating category, 4.0 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	3,013
Rating category, 4.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	164	881
Rating category, 4.0 | Guarantees
Credit risk
Guarantees and loan commitments		878
Rating category, 4.0 | Loans commitments
Credit risk
Guarantees and loan commitments	164	3
Rating category, 3.5
Credit risk
Maximum Exposure to Credit Risk	6,748	6,668
Rating category, 3.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	6,688	5,643
Rating category, 3.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	6,688	5,643
Rating category, 3.5 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	60	1,025
Rating category, 3.5 | Guarantees
Credit risk
Guarantees and loan commitments		4
Rating category, 3.5 | Loans commitments
Credit risk
Guarantees and loan commitments	60	1,021
Rating category, 3.0
Credit risk
Maximum Exposure to Credit Risk	7,826	2,490
Rating category, 3.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	7,152	2,361
Rating category, 3.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	7,152	2,428
Rating category, 3.0 | Public sector loans | Gross carrying amount
Credit risk
Financial assets		67
Rating category, 3.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	674	62
Rating category, 3.0 | Loans commitments
Credit risk
Guarantees and loan commitments	674	62
Rating category, 2.5
Credit risk
Maximum Exposure to Credit Risk	1,752	386
Rating category, 2.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	1,237	386
Rating category, 2.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	1,237	386
Rating category, 2.5 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	515
Rating category, 2.5 | Guarantees
Credit risk
Guarantees and loan commitments	500
Rating category, 2.5 | Loans commitments
Credit risk
Guarantees and loan commitments	15
Rating category, 2.0
Credit risk
Maximum Exposure to Credit Risk	1,082	1,064
Rating category, 2.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	1,079	1,041
Rating category, 2.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	1,079	1,041
Rating category, 2.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	3	23
Rating category, 2.0 | Guarantees
Credit risk
Guarantees and loan commitments	3
Rating category, 2.0 | Loans commitments
Credit risk
Guarantees and loan commitments		23
Rating category, 1.5
Credit risk
Maximum Exposure to Credit Risk	197	118
Rating category, 1.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	195	118
Rating category, 1.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	195	118
Rating category, 1.5 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	2
Rating category, 1.5 | Loans commitments
Credit risk
Guarantees and loan commitments	2
Rating category, 1.0
Credit risk
Maximum Exposure to Credit Risk	1,211	101
Rating category, 1.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	588	101
Rating category, 1.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	588	101
Rating category, 1.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	623
Rating category, 1.0 | Loans commitments
Credit risk
Guarantees and loan commitments	623
Not rated.
Credit risk
Maximum Exposure to Credit Risk	10,803	15,714
Not rated. | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	9,825	14,391
Not rated. | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	9,825	14,391
Not rated. | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	978	1,323
Not rated. | Guarantees
Credit risk
Guarantees and loan commitments	475	829
Not rated. | Loans commitments
Credit risk
Guarantees and loan commitments	$ 503	$ 494